Share-based Payment Arrangements - Summary of Information About New Shares Reserved for Subscription by Employees under Cash Capital Increase Option Plans (Detail) - New shares reserved for subscription by employees under cash capital increase [member]
shares in Thousands
12 Months Ended
Dec. 31, 2017 TWD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, granted	30,000
Number of options, exercised	25,164
Fair value of options granted (NT$ per share) | $	$ 2.80